Stock-based compensation plans (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stock Based Compensation Plans (Additional Textuals) [Abstract]
Number of shares to be issued on conversion of each Bond	100
Stock-based compensation expense	¥ 1,952,000,000	¥ 2,202,000,000	¥ 3,446,000,000
Stock-based compensation expense related to income tax benefit	322,000,000	271,000,000	543,000,000
Total cash received from stock-based compensation plans	198,000,000	114,000,000	378,000,000
Stock Acquisition Rights Plan [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Stock acquisition rights, vesting period	3 years
Stock acquisition rights, maximum exercisable period	10 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 1,036	¥ 813	¥ 398
Total intrinsic value of shares exercised under stock acquisition rights plan	26,000,000	20,000,000	95,000,000
Nonvested Stock Acquisition Rights [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Total unrecognized compensation expense related to nonvested stock acquisition rights	2,358,000,000
Weighted-average period of total unrecognized compensation expense related to nonvested stock acquisition rights	1.99
Total fair value of stock acquisition rights vested	1,921,000,000	2,136,000,000	3,333,000,000
Stock Appreciation Rights [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Stock acquisition rights, vesting period	3 years
Stock acquisition rights, maximum exercisable period	10 years
Number of stock appreciation rights outstanding	45,425
Weighted-average exercise price of stock appreciation rights	¥ 5,120